11. EXPLORATION AND EVALUATION EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
Exploration And Evaluation Expenses
Schedule of exploration and evaluation expenses

	For the three-month periods ended		For the six-month periods ended
	June 30, 2021 $	June 30, 2020 $	June 30, 2021 $	June 30, 2020 $
Wages and benefits	805	265	1,589	989
Share-based compensation	204	168	204	191
Engineering	632	1,098	1,802	2,220
Professional fees	95	118	127	332
Materials, consumables, and supplies	416	284	479	642
Subcontracting	248	209	641	774
Geology and drilling	72	80	114	194
Utilities	81	80	172	234
Depreciation and amortization	54	93	107	185
Other	32	39	76	167
Grants	(36)	-	(36)	-
Tax credits	(104)	(401)	(268)	(798)
Exploration and evaluation expenses	2,499	2,033	5,007	5,130